Income Taxes (Details 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Income Taxes [Abstract]
Deferred tax asset	$ 949,227	$ 354,846
Valuation allowance	(949,227)	(354,846)
Current taxes payable
Provision for income tax